Reporting entity (Details) - 12 months ended Dec. 31, 2021	CHF (SFr)	USD ($)	EUR (€)
Auris Medical AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 2,500,000
Equity reverse stock split, description	Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 (pre-2019 Reverse Share Split) common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company’s common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1.
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 3,000,000
Name of subsidiary	●Altamira Medica AG, Zug, Switzerland (100%), with a nominal share capital of CHF 3,000,000
Auris Medical Inc [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $		$ 100
Auris Medical Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | €			€ 100
Principal place of business	Dublin
Country of incorporation	Ireland
Auris Medial Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $		$ 100
Name of subsidiary	●Auris Medical Pty Ltd, Collingwood, Australia (100%), with a nominal share capital of AUD 100